INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 451	$ 255
Increase (decrease) related to prior year tax positions, net	(36)	24
Increase related to current year tax positions	236	172
Balance at the end of the year	$ 651	$ 451